UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund: BlackRock MuniYield Insured Fund, Inc. (MYI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniYield Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock MuniYield Insured Fund, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 0.5%	Alabama Special Care Facilities Financing Authority of Mobile, Revenue Refunding Bonds (Ascension Health Credit), Series D, 5%, 11/15/39 (a)	$4,150	$3,978,854

Alaska - 0.5%	Alaska Energy Authority, Power Revenue Refunding Bonds (Bradley Lake), Fourth Series, 6%, 7/01/18 (b)	3,495	3,861,556

Arizona - 2.3%	Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Senior Series A, 5%, 7/01/36 (c)	21,355	14,024,256
	Maricopa County and Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds, AMT, Series A-2, 5.80%, 7/01/40 (d)(e)(f)	4,970	5,078,793

			19,103,049

California - 16.7%	Alameda Corridor Transportation Authority, California, Capital Appreciation Revenue Refunding Bonds, Subordinate Lien, Series A, 5.473%, 10/01/24 (g)(h)(i)	10,000	7,432,100
	Antioch, California, Public Finance Authority, Lease Revenue Refunding Bonds (Municipal Facilities Project), Series A, 5.50%, 1/01/32 (a)	5,000	5,016,150
	California HFA, Home Mortgage Revenue Bonds, AMT, Series K, 5.50%, 2/01/42	7,880	7,700,336
	California State, GO, 5.50%, 4/01/30 (a)	10	10,021
	California State Public Works Board, Lease Revenue Bonds (Department of Corrections), Series C, 5.25%, 6/01/28	5,400	5,035,986
	California State University, Revenue Refunding Bonds, DRIVERS, Series 2646Z, 8.654%, 5/01/15 (b)(j)	3	2,360
	California Statewide Communities Development Authority Revenue Bonds (Saint Joseph Home Care), Series E, 5.25%, 7/01/47 (b)	11,800	11,220,502
	California Statewide Communities Development Authority Revenue Bonds (Sutter Health), Series D, 5.05%, 8/15/38 (b)	7,200	6,760,368
	Fairfield-Suisun, California, Unified School District, GO (Election of 2002), 5.50%, 8/01/28 (a)	5,800	5,942,796
	Los Angeles, California, Community College District, GO, Refunding (Election of 2008), Series A, 6%, 8/01/33	5,250	5,610,150
	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Series B1, 4.75%, 8/01/37 (a)(c)	15,000	13,838,550
	Mendocino-Lake Community College District, California, GO (Election of 2006), Series A, 5%, 8/01/31 (a)	1,485	1,417,729
	Oceanside, California, Unified School District, GO, Series A, 5.25%, 8/01/33 (c)	2,500	2,507,050
	Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%, 11/01/29 (a)(k)	3,645	3,276,928

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds
M/F	Multi-Family
PCR	Pollution Control Revenue Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Notes

BlackRock MuniYield Insured Fund, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375%, 11/01/27 (a)(c)	$8,465	$7,407,298
	Redding, California, Electric System, COP, Series A, 5%, 6/01/30 (b)	1,900	1,861,126
	Riverside County, California, Public Financing Authority, Tax Allocation Revenue Bonds (Redevelopment Projects), 5%, 10/01/35 (l)	10,000	7,865,900
	Sacramento County, California, Airport System Revenue Bonds, AMT, Senior Series A, 5%, 7/01/41 (b)	18,000	16,724,520
	San Diego, California, Community College District, GO (Election of 2002), 5.25%, 8/01/33	1,050	1,059,860
	San Jose, California, Airport Revenue Refunding Bonds, AMT, Series A, 5.50%, 3/01/32 (g)	11,965	10,934,455
	San Mateo, California, Union High School District, COP (Phase One Projects), Series B, 4.712%, 12/15/43 (g)(h)	3,250	1,445,925
	Stockton, California, Public Financing Authority, Lease Revenue Bonds (Parking & Capital Projects), 5.25%, 9/01/34 (a)(c)	8,310	7,403,961
	University of California Revenue Bonds, Series O, 5.75%, 5/15/34	2,200	2,305,952
	West Valley Mission Community College District, California, GO (Election of 2004), Series A, 5%, 8/01/30 (b)	3,600	3,567,168

			136,347,191

Colorado - 0.8%	Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley Health Care), Series C, 5.25%, 3/01/40 (b)	6,600	6,175,026

District of Columbia - 1.4%	District of Columbia, Income Tax Revenue Bonds, Series A, 5.50%, 12/01/30	2,600	2,753,998
	Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds, AMT, Series B, 5%, 10/01/32 (g)	10,000	8,958,200

			11,712,198

Florida - 14.2%	Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (b)	15,000	14,677,350
	Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series A, 5.25%, 10/01/34	2,250	2,248,335
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, 5.375%, 10/01/25 (a)(c)	10,650	10,141,782
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, 5.375%, 10/01/27 (a)(c)	1,000	930,840
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, 5%, 10/01/40 (l)(k)	15,000	12,934,650
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, Series A, 5%, 10/01/35 (l)(k)	10,000	8,778,200
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, Series A, 5.50%, 10/01/41 (b)	15,000	13,967,400
	Miami-Dade County, Florida, GO (Building Better Communities Program), Series B, 6.375%, 7/01/28	6,000	6,656,280
	Miami-Dade County, Florida, GO (Building Better Communities Program), Series B-1, 5.75%, 7/01/33	3,700	3,762,937
	Miami-Dade County, Florida, School Board, COP, Refunding, Series B, 5.25%, 5/01/31 (k)	4,125	4,119,637

BlackRock MuniYield Insured Fund, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Miami-Dade County, Florida, Water and Sewer Revenue Refunding Bonds, Series C, 6%, 10/01/23 (m)	$20,095	$22,634,405
	Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent Contract Payments), Series A, 5.25%, 11/01/38 (k)	15,000	15,112,500

			115,964,316

Georgia - 2.0%	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B, 5.25%, 1/01/33 (b)	12,500	12,583,375
	Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series A, 6.25%, 7/15/33 (n)(o)	9,335	3,477,381

			16,060,756

Hawaii - 0.3%	Hawaii State, GO, Series CX, 5.50%, 2/01/21 (b)	2,000	2,119,640

Illinois - 15.9%	Chicago, Illinois, GO, Refunding, Series A, 5.25%, 1/01/24 (k)	11,000	11,521,730
	Chicago, Illinois, O’Hare International Airport, General Airport Revenue Bonds, Third Lien, AMT, Series B-2, 5.25%, 1/01/27 (a)	16,685	15,179,512
	Chicago, Illinois, O’Hare International Airport, General Airport Revenue Bonds, Third Lien, AMT, Series B-2, 6%, 1/01/27 (a)	26,230	25,973,995
	Chicago, Illinois, O’Hare International Airport Revenue Refunding Bonds, Third Lien, AMT, Series C-2, 5.25%, 1/01/30 (b)	16,400	15,395,500
	Illinois Health Facilities Authority Revenue Bonds (Delnor Hospital), Series B, 5.25%, 5/15/32 (b)	6,150	5,880,753
	Illinois Health Facilities Authority Revenue Bonds (Delnor Hospital), Series D, 5.25%, 5/15/32 (b)	10,000	9,562,200
	Illinois Municipal Electric Agency, Power Supply Revenue Bonds, Series A, 5%, 2/01/35 (a)(c)	25,000	23,984,750
	Illinois Municipal Electric Agency, Power Supply Revenue Bonds, Series A, 5.25%, 2/01/35 (a)(c)	15,000	14,914,800
	Northern Illinois Municipal Power Agency, Power Project Revenue Refunding Bonds (Prairie State Project), Series A, 5%, 1/01/37 (a)	5,900	5,627,715
	Regional Transportation Authority, Illinois, Revenue Bonds, Series C, 7.75%, 6/01/20 (a)(c)	1,000	1,282,090

			129,323,045

Indiana - 1.0%	Indiana Health Facilities Financing Authority, Hospital Revenue Bonds (Deaconess Hospital Obligated Group), Series A, 5.375%, 3/01/34 (g)	2,150	1,791,552
	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series B, 5.75%, 1/01/34	1,050	1,055,449
	Indianapolis, Indiana, Gas Utility Revenue Refunding Bonds, Second Lien, Series B, 5.25%, 8/15/27 (k)	5,000	5,114,000

			7,961,001

Kentucky - 3.0%	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds (Project Number 93), 5.25%, 2/01/27 (k)	6,000	6,255,360
	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds (Project Number 93), 5.25%, 2/01/28 (k)	4,000	4,138,560
	Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District, Sewer and Drain System Revenue Bonds, Series A, 5.25%, 5/15/37 (a)(c)	13,695	13,814,968

			24,208,888

BlackRock MuniYield Insured Fund, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Louisiana - 4.6%	East Baton Rouge, Louisiana, Sewerage Commission, Revenue Refunding Bonds, Series A, 5.25%, 2/01/39	$700	$680,141
	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds (Capital Projects and Equipment Acquisition Program), Series A, 6.30%, 7/01/30 (g)	3,750	3,385,650
	Louisiana Public Facilities Authority, Mortgage Revenue Refunding Bonds (Baton Rouge General Medical Center Project), 5.25%, 7/01/33 (a)(p)	11,000	10,807,060
	Louisiana State Gas and Fuels Tax Revenue Bonds, Series A, 5%, 5/01/36 (b)	10,000	10,023,400
	New Orleans, Louisiana, Aviation Board Revenue Bonds, AMT, Series A, 5.25%, 1/01/32 (b)	14,030	12,863,967

			37,760,218

Massachusetts - 5.8%	Boston, Massachusetts, Housing Authority, Capital Program Revenue Bonds, 5%, 4/01/23 (b)	1,570	1,653,383
	Massachusetts State, HFA, Housing Development Revenue Refunding Bonds, Series B, 5.40%, 12/01/28 (a)	2,500	2,259,100
	Massachusetts State, HFA, M/F Housing Revenue Bonds, Series B, 7%, 12/01/38	3,440	3,732,159
	Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series A, 5.15%, 7/01/26 (b)	11,910	12,373,418
	Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 128, 4.875%, 12/01/38 (b)	12,860	11,264,846
	Massachusetts State Port Authority, Special Facilities Revenue Refunding Bonds (BOSFUEL Project), AMT, 5%, 7/01/38 (a)(c)	19,655	16,082,507

			47,365,413

Michigan - 7.1%	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien, Series B, 6.25%, 7/01/36 (b)	1,075	1,121,741
	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien, Series B, 7%, 7/01/36 (b)	500	552,435
	Detroit, Michigan, Water Supply System, Revenue Refunding Bonds, Senior Lien, Series D, 5%, 7/01/23 (b)	9,085	8,930,555
	Detroit, Michigan, Water Supply System, Revenue Refunding Bonds, Series C, 5%, 7/01/22 (a)(c)	5,540	5,227,876
	Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, AMT, Series XVII-Q, 5%, 3/01/31 (g)	4,325	3,142,458
	Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series I, 6.25%, 10/15/38	3,125	3,371,969
	Michigan State Revenue Bonds, GAN, 5.25%, 9/15/21 (b)	2,485	2,593,271
	Michigan State Revenue Bonds, GAN, 5.25%, 9/15/22 (b)	10,000	10,335,300
	Michigan State Revenue Bonds, GAN, 5.25%, 9/15/26 (b)	6,650	6,680,922
	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company Pollution Control Project), AMT, Series A, 5.50%, 6/01/30 (l)	8,000	6,964,240

BlackRock MuniYield Insured Fund, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company Pollution Control Project), AMT, Series C,5.65%, 9/01/29 (l)	$5,000	$4,492,550
	Wayne County, Michigan, Airport Authority, Revenue Refunding Bonds, AMT, 5.375%, 12/01/32 (k)	5,000	4,673,700

			58,087,017

Minnesota - 0.9%	Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds (Fairview Health Services), Series B, 6.50%, 11/15/38 (k)	6,500	7,047,690

Missouri - 0.3%	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue Bonds (Saint Luke’s Health System), Series A, 5.50%,11/15/35 (b)	2,740	2,758,111
	Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds (Homeownership Loan Program), AMT, Series C-1, 7.15%,3/01/32 (e)(f)	90	96,102

			2,854,213

Nevada - 5.9%	Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%, 7/01/30 (a)(c)	20,000	18,900,200
	Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT, Series A, 5.25%, 7/01/34 (g)	12,675	9,242,863
	Clark County, Nevada, Water Reclamation District, GO, Series B, 5.50%, 7/01/29	500	522,545
	Clark County, Nevada, Water Reclamation District, GO, Series B, 5.75%, 7/01/34	4,820	5,109,007
	Las Vegas, Nevada, Convention and Visitors Authority Revenue Bonds, 5%, 7/01/37 (g)	11,950	10,767,428
	Las Vegas, Nevada, Limited Tax, GO (Performing Arts Center), 6%, 4/01/34	2,250	2,315,947
	Reno, Nevada, Capital Improvement Revenue Bonds, 5.50%, 6/01/19 (a)(c)	1,165	1,164,849

			48,022,839

New Jersey - 1.5%	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29	3,060	2,259,718
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34	13,960	9,933,657

			12,193,375

New Mexico - 0.2%	New Mexico Educational Assistance Foundation, Student Loan Revenue Refunding Bonds (Student Loan Program), AMT, First Sub-Series A-2, 6.65%,11/01/25	1,605	1,605,482
	New Mexico Mortgage Finance Authority, S/F Mortgage Revenue Bonds, AMT, Series C-2, 6.95%, 9/01/31 (e)(f)	285	300,054

			1,905,536

New York - 3.6%	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-4, 5.50%, 1/15/34	7,250	7,358,315
	New York City, New York, GO, Series A-1, 5.25%, 8/15/24	6,650	6,886,341
	New York City, New York, GO, Series J, 5.25%, 5/15/24	10,000	10,218,000
	New York City, New York, GO, Series J, 5.25%, 5/15/25	150	152,873
	New York City, New York, GO, Series M, 5%, 4/01/30 (k)	5,000	5,031,100

			29,646,629

Ohio - 1.7%	Lorain County, Ohio, Hospital Revenue Refunding Bonds (Catholic Healthcare Partners), Series C-2, 5%, 4/01/33 (b)	14,200	13,889,304

BlackRock MuniYield Insured Fund, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Pennsylvania - 3.3%	Pennsylvania HFA, S/F Mortgage Revenue Bonds, AMT, Series 70A, 5.80%, 4/01/27	$4,740	$4,591,022
	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, Series A, 5.50%, 12/01/31 (g)	15,600	15,929,628
	Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, Sub-Series C, 6.25%, 6/01/38 (k)	5,695	6,336,940

			26,857,590

Rhode Island - 0.3%	Rhode Island State Economic Development Corporation, Airport Revenue Bonds, AMT, Series A, 5.25%, 7/01/38 (k)	3,000	2,706,810

South Carolina - 1.9%	Charleston Educational Excellence Financing Corporation, South Carolina, Revenue Bonds (Charleston County School District), 5.25%, 12/01/28 (k)	3,895	3,924,991
	Charleston Educational Excellence Financing Corporation, South Carolina, Revenue Bonds (Charleston County School District), 5.25%, 12/01/29 (k)	3,215	3,223,713
	Charleston Educational Excellence Financing Corporation, South Carolina, Revenue Bonds (Charleston County School District), 5.25%, 12/01/30 (k)	1,160	1,155,488
	Kershaw County, South Carolina, Public Schools Foundation, Installment Power Revenue Refunding Bonds, 5%, 12/01/30 (q)	2,775	2,685,895
	Kershaw County, South Carolina, Public Schools Foundation, Installment Power Revenue Refunding Bonds, 5%, 12/01/31 (q)	3,690	3,554,466
	South Carolina Housing Finance and Development Authority, Mortgage Revenue Refunding Bonds, AMT, Series A-2, 6.35%, 7/01/19 (b)	645	647,715

			15,192,268

Tennessee - 0.2%	Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A, 5.35%, 1/01/26 (b)	1,845	1,823,414

Texas - 19.9%	Canyon, Texas, Regional Water Authority, Contract Revenue Bonds (Wells Ranch Project), 5%, 8/01/32 (g)	5,550	5,364,463
	Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT, Series A, 5%, 11/01/35 (b)	1,000	877,700
	Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement Bonds, AMT, Series A, 5.625%, 11/01/26 (a)(c)	15,000	14,958,600
	Dallas, Texas, Independent School District, GO, 6.375%, 2/15/34	10,000	11,352,100
	Harris County, Texas, Hospital District, Senior Lien Revenue Refunding Bonds, Series A, 5.25%, 2/15/37 (a)	9,900	9,126,414
	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien, Series G, 5.75%, 11/15/19 (a)	1,665	1,643,755
	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien, Series G, 5.75%, 11/15/20 (a)	3,500	3,397,730
	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien, Series G, 5.25%, 11/15/30 (a)	10,000	8,299,300
	Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds, Series A, 6%, 11/15/35 (k)	5,700	6,066,795
	Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds, Series A, 5%, 11/15/36 (b)	10,695	10,709,438
	Judson, Texas, Independent School District, School Building, GO, 5%, 2/01/37 (k)	10,000	10,005,600
	Matagorda County, Texas, Navigation District Number 1, PCR, Refunding (Central Power and Light Company Project), AMT, 5.20%, 5/01/30 (a)	6,250	4,889,937

BlackRock MuniYield Insured Fund, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, Series A, 6%, 1/01/25	$6,250	$6,568,125
	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, Series A, 5.125%, 1/01/28 (a)	21,750	21,050,303
	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, Series B, 5.75%, 1/01/40 (a)	10,000	10,032,900
	Texas State Department of Housing and Community Affairs, S/F Mortgage Revenue Bonds, AMT, Series A, 5.45%, 9/01/23 (a)(e)(f)	4,625	4,653,583
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier, Series A, 5.50%, 8/15/39 (g)	10,000	9,548,700
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier, Series A, 5%, 8/15/42 (g)	10,000	8,785,600
	Texas State University, System Financing Revenue Refunding Bonds, 5.25%, 3/15/24	5,000	5,368,500
	Texas State University, System Financing Revenue Refunding Bonds, 5.25%, 3/15/25	9,000	9,582,480

			162,282,023

Utah - 1.1%	Utah Transit Authority, Sales Tax Revenue Refunding Bonds, CABS, Sub-Series A, 5.341%, 6/15/20 (p)	15,930	9,066,400

Vermont - 0.4%	Vermont HFA, Revenue Refunding Bonds, AMT, Series C, 5.50%, 11/01/38 (b)	2,965	2,864,368
	Vermont HFA, S/F Housing Revenue Bonds, AMT, Series 12B, 6.30%, 11/01/19 (b)	375	381,630

			3,245,998

Washington - 7.1%	Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue Bonds (Chelan Hydro System), AMT, Series A, 5.45%,7/01/37 (g)	3,030	2,706,729
	Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue Refunding Bonds (Chelan Hydro System), AMT, Series C, 5.65%, 7/01/32 (a)	6,000	5,631,480
	King County, Washington, Public Hospital District Number 001, GO, Refunding, Series A, 5%, 12/01/37 (l)	11,850	11,602,335
	Port of Seattle, Washington, Revenue Bonds, DRIVERS, AMT, Series 2553, 8.855%, 1/01/12 (a)(j)	3	2,046
	Radford Court Properties, Washington, Student Housing Revenue Bonds, 5.75%, 6/01/32 (a)	10,000	10,009,100
	Seattle, Washington, Housing Authority Revenue Bonds (High Rise Rehabilitation Program - Phase 3), AMT, 5.15%, 11/01/27 (b)	6,255	5,964,393
	Skagit County, Washington, Public Hospital District, GO, Series A, 5.25%, 12/01/25 (a)	4,945	4,896,193
	Skagit County, Washington, Public Hospital District, GO, Series A, 5.25%, 12/01/26 (a)	5,450	5,321,380
	Washington State Health Care Facilities Authority Revenue Bonds (Providence Health System), Series A, 5.25%, 10/01/21 (a)	6,150	6,216,851
	Washington State Health Care Facilities Authority, Revenue Refunding Bonds (Catholic Health Initiatives), Series D, 6.375%, 10/01/36	5,500	5,742,935

			58,093,442

BlackRock MuniYield Insured Fund, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Wisconsin - 0.4%	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (SynergyHealth Inc.), 6%, 11/15/32	$3,395	$3,419,919

Puerto Rico - 1.5%	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series M-3, 6%, 7/01/26 (a)(r)	5,140	5,101,450
	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series M-3, 6%, 7/01/27 (a)(r)	4,235	4,183,884
	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series M-3, 6%, 7/01/28 (a)(r)	2,750	2,694,560

			11,979,894

	Total Municipal Bonds - 126.3%		1,030,255,512

	Municipal Bonds Transferred to Tender Option Bond Trusts (s)

California - 10.2%	Alameda County, California, Joint Powers Authority, Lease Revenue Refunding Bonds, 5%, 12/01/34 (b)	6,990	6,567,455
	California State University, Systemwide Revenue Refunding Bonds, Series A, 5%, 11/01/16 (g)	18,435	17,916,792
	Las Virgenes, California, Unified School District, GO, Series A, 5%, 8/01/31 (b)	10,000	9,827,812
	Orange County, California, Sanitation District, COP, Series B, 5%, 2/01/37 (b)	10,780	10,572,916
	Riverside, California, Electric Revenue Bonds, Series D, 5%, 10/01/38 (b)	20,000	19,399,800
	San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP, Series A, 5%, 5/01/33 (b)	9,370	9,215,676
	San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Bonds, 5%, 7/01/36 (b)	10,000	9,940,468

			83,440,919

Connecticut - 0.6%	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University), Series T-1, 4.70%, 7/01/29	5,010	5,150,030

District of Columbia - 0.6%	District of Columbia, Water and Sewer Authority, Public Utility Revenue Refunding Bonds, 6%, 10/01/35	4,281	4,618,906

Georgia - 1.2%	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Third Indenture, Series B, 5%, 7/01/37 (b)	10,000	10,039,218

Illinois - 2.0%	Illinois Finance Authority, Revenue Bonds (University of Chicago), Series B, 6.25%, 7/01/38	10,000	11,119,500
	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Refunding Bonds (McCormick Place Expansion Project), Series B,5.75%, 6/15/23 (a)	4,798	5,052,544

			16,172,044

New Jersey - 1.4%	Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation Revenue Bonds, Series A, 5.75%, 11/01/28 (b)	10,000	11,625,800

New York - 4.4%	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue Refunding Bonds, Series DD, 5%, 6/15/37	17,567	17,279,488
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 137th Series, 5.125%, 7/15/30 (b)	19,500	18,262,725

			35,542,213

Ohio - 0.6%	Montgomery County, Ohio, Revenue Bonds (Catholic Health Initiatives), Series C-1, 5%, 10/01/41 (b)	4,990	4,558,215

BlackRock MuniYield Insured Fund, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (s)	Par (000)	Value

Texas - 4.2%	Friendswood, Texas, Independent School District, GO, 5%, 2/15/37	$12,955	$13,147,453
	Houston, Texas, Independent School District, GO, 5%, 2/15/33	10,000	10,193,100
	Texas State University, System Financing Revenue Refunding Bonds, 5.25%,3/15/26	10,000	10,573,300

			33,913,853

Virginia - 0.5%	University of Virginia, Revenue Refunding Bonds, 5%, 6/01/40	3,950	4,077,941

Washington - 6.3%	Central Puget Sound Regional Transportation Authority, Washington, Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/34 (b)	17,000	17,105,232
	King County, Washington, Sewer Revenue Bonds, 5%, 1/01/37 (b)	15,785	15,815,470
	Port of Seattle, Washington, Revenue Refunding Bonds, AMT, Series B, 5.20%, 7/01/29 (a)	20,565	18,698,109

			51,618,811

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 32.0%		260,757,950

	Total Long-Term Investments (Cost - $1,344,456,664) - 158.3%		1,291,013,462

	Short-Term Securities

California - 0.5%	Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 6%, 5/07/09 (a)(t)	4,000	4,000,000

Pennsylvania - 1.2%	Philadelphia, Pennsylvania, GO, Refunding, VRDN, Series B, 3.50%, 5/07/09 (b)(t)	10,000	10,000,000

		Shares

Money Market Fund - 2.9%	FFI Institutional Tax-Exempt Fund, 0.72% (u)(v)	23,300,000	23,300,000

	Total Short-Term Securities (Cost - $37,300,000) - 4.6%		37,300,000

	Total Investments (Cost - $1,381,756,664*) - 162.9%		1,328,313,462
	Other Assets Less Liabilities - 0.8%		6,455,923
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (17.4)%		(142,058,448)
	Preferred Shares, at Redemption Value - (46.3)%		(377,278,968)

	Net Assets Applicable to Common Shares - 100.0%		$815,431,969

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,240,126,699

Gross unrealized appreciation	$28,184,944
Gross unrealized depreciation	(81,660,710)

Net unrealized depreciation	$(53,475,766)

(a)	NPFGC Insured.

(b)	FSA Insured.

(c)	FGIC Insured.

(d)	FHLMC Collateralized.

(e)	FNMA Collateralized.

(f)	GNMA Collateralized.

BlackRock MuniYield Insured Fund, Inc.

Schedule of Investments April 30, 2009 (Unaudited)

(g)	AMBAC Insured.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(j)	Variable rate security. Rate shown is as of report date.

(k)	Assured Guaranty Insured.

(l)	XL Capital Insured.

(m)	BHAC Insured.

(n)	Non-income producing security.

(o)	Issuer filed for bankruptcy and/or is in default of interest payments.

(p)	FHA Insured.

(q)	CIFG Insured.

(r)	Commonwealth Guaranteed.

(s)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(t)	Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(u)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	(2,854,406)	$451,433

(v)	Represents the current yield as of report date.

BlackRock MuniYield Insured Fund, Inc.

Schedule of Investments April 30, 2009 (Unaudited)

•

Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$23,300,000
Level 2	1,305,013,462
Level 3	—

Total	$1,328,313,462

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Insured Fund, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield Insured Fund, Inc.

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Insured Fund, Inc.

Date: June 19, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Insured Fund, Inc.

Date: June 19, 2009